Condensed Consolidated Statements of Cash Flows (Unaudited) - EUR (€) € in Thousands	3 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net profit (loss)	€ (7,154)	€ (9,187)
Adjustments to reconcile net profit (loss) to net cash flows from operating activities:
Depreciation	16,171	13,097
Amortization	7,076	7,320
Finance cost, net	36,050	25,098
Net exchange differences	11,720	30,804
Non-cash operating items	2,389	910
Income tax expense	6,674	(1,674)
Income tax paid	(3,841)	(3,118)
MIP personal income tax paid	(11,426)
Changes in working capital
Inventories	(66,937)	(64,437)
Trade and other receivables	10,982	4,582
Trade and other payables	(15,937)	(38,530)
Accrued Liabilities	(15,195)	(4,529)
Other current financial liabilities	(6,172)	(20,285)
Other current provision	(11,693)	(4,876)
Contract liabilities	8,223	2,039
Prepayments	(9,919)	8
Other	3,565	9,606
Net cash flows (used in) operating activities	(45,426)	(53,172)
Cash flows from investing activities
Interest received	1,216
Purchase of property, plant and equipment	(18,111)	(25,711)
Purchase of intangible assets	(488)	(209)
Receipt of government grant	8,739
Net cash flows (used in) investing activities	(8,644)	(25,920)
Cash flows from financing activities
IPO Proceeds, net of transaction costs	449,297
Repayments of loans and borrowings	(524,514)	(1,995)
Interest paid	(34,423)	(38,972)
Payments of lease liabilities	(8,266)	(6,931)
Interest portion of lease liabilities	(1,845)	(1,340)
Net cash flows (used in) financing activities	(119,752)	(49,240)
Net increase (decrease) in cash and cash equivalents	(173,822)	(128,331)
Cash and cash equivalents at beginning of period	344,408	307,078
Net foreign exchange difference	(1,207)	(7,686)
Cash and cash equivalents at end of period	€ 169,379	€ 171,060